Condensed Consolidated Statements of Cash Flows (Unaudited) (Parenthetical)	9 Months Ended
Sep. 30, 2015 USD ($)
Statement of Cash Flows [Abstract]
Proceeds from issuance of convertible notes payable, net fees	$ 352,000